Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 28, 2022	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024
Successor
Cash flows from operating activities:
Net loss		$ (647,751)	$ (774,023)	$ (1,017,390)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment of goodwill		149,369
Share-based compensation for Advisor shares		175,000
Share option expense			16,665	1,872
Changes in operating assets/liabilities:
Accounts receivable
Prepaid expenses			19,470	(30,000)
Accounts payable and accrued liabilities		(101,412)	160,607	220,373
All other		54
Net cash used in operating activities		(424,740)	(577,281)	(825,145)
Cash flows from financing activities:
Net proceeds from sale of common shares		251,000	452,475	985,055
Proceeds in escrow from sale of common shares		125,000
Cash proceeds from exercise of share options		37,457
Deferred offering costs		(10,551)	89,804	(32,113)
Borrowings from related parties		10,430	1,080	186
Repayments to related parties				(1,876)
Net cash provided by investing activities		413,336	543,359	951,252
Net change in cash		(11,404)	(33,922)	126,107
Currency translation adjustment		(183)	(772)	826
Cash, beginning of period		146,130	261,476	134,543
Cash, including cash in escrow, end of period	$ 146,130	134,543	226,782	261,476
Cash paid during the period for:
Interest
Taxes
Predecessor
Cash flows from operating activities:
Net loss	(2,312)	(647,751)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment of goodwill
Share-based compensation for Advisor shares		175,000
Share option expense
Changes in operating assets/liabilities:
Accounts receivable	3,652
Prepaid expenses
Accounts payable and accrued liabilities	(4,670)
All other
Net cash used in operating activities	(3,330)
Cash flows from financing activities:
Net proceeds from sale of common shares
Proceeds in escrow from sale of common shares
Cash proceeds from exercise of share options
Deferred offering costs
Borrowings from related parties
Repayments to related parties	(19)
Net cash provided by investing activities	(19)
Net change in cash	(3,349)
Currency translation adjustment	119
Cash, beginning of period	5,292	$ 2,062
Cash, including cash in escrow, end of period	2,062
Cash paid during the period for:
Interest
Taxes